Performance Management	Jan. 28, 2026
NAA Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim Directional Allocation Fund, a series of Transparent Value Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns – Institutional Class
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	18.52%
Lowest Quarter	March 31, 2020	-26.41%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Allocation Fund
Institutional Class shares Return Before Taxes	13.83%	10.59%	11.25%
Institutional Class shares Return After Taxes on Distributions	10.78%	7.94%	9.17%
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	9.21%	7.53%	8.57%
Class A shares Return Before Taxes	7.98%	9.12%	10.23%
Class C shares Return Before Taxes	11.68%	9.49%	10.13%
Class P shares Return Before Taxes	13.58%	10.32%	10.97%
Blended Allocation Index (reflects no deductions for fees, expenses or taxes)	13.62%	8.64%	10.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar Moderately Aggressive Allocation Category Average (reflects no deductions for fees, expenses, or taxes)	14.02%	8.71%	9.48%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Blended Allocation Index is a custom benchmark comprised of the S&P 500 Index (60%) and the S&P Aggregate Bond Index (40%). The S&P 500 Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. The S&P Aggregate Bond Index is designed to measure the performance of publicly issued U.S. dollar denominated investment-grade debt.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim Large Cap Value Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”), as well as the Guggenheim RBP Dividend Fund, Guggenheim RBP Large-Cap Defensive Fund, and Guggenheim RBP Large-Cap Value Fund, each a series of Transparent Value Trust. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.64%
Lowest Quarter	March 31, 2020	-27.95%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(27.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Cap Value Fund
Class A shares Return Before Taxes	8.50%	10.84%	10.11%
Class A shares Return After Taxes on Distributions	4.88%	7.95%	7.62%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	7.03%	8.04%	7.49%
Class C shares Return Before Taxes	12.08%	11.09%	9.81%
Institutional Class shares Return Before Taxes	14.18%	12.20%	10.91%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	12.96%	11.73%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com.
Performance Availability Phone [Text]	(833) 840-3937
NAA Large Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim StylePlus-Large Core Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	22.58%
Lowest Quarter	March 31, 2020	-21.95%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”)
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Core Fund
Class A shares Return Before Taxes	10.52%	12.18%	13.28%
Class A shares Return After Taxes on Distributions	9.66%	8.16%	9.75%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	6.66%	8.04%	9.04%
Class C shares Return Before Taxes	14.18%	12.31%	12.83%
Institutional Class shares Return Before Taxes	16.30%	13.51%	14.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%[1]

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA Mid Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim StylePlus-Mid Growth Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	31.82%
Lowest Quarter	March 31, 2020	-23.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	31.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Mid Growth Fund
Class A shares Return Before Taxes	(2.97)%	3.41%	9.89%
Class A shares Return After Taxes on Distributions	(2.97)%	1.06%	7.23%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(1.76)%	1.90%	7.16%
Class C shares Return Before Taxes	0.10%	3.52%	9.47%
Institutional Class shares Return Before Taxes	2.13%	4.61%	10.61%
S&P Mid Cap 400 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.46%	7.12%	10.44%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim Alpha Opportunity Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	March 31, 2024	11.98%
Lowest Quarter	March 31, 2020	-8.45%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.98%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Opportunity Fund
Class A shares Return Before Taxes	(6.65)%	3.24%	2.14%
Class A shares Return After Taxes on Distributions	(6.91)%	2.95%	1.59%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(3.93)%	2.40%	1.43%
Class C shares Return Before Taxes	(3.73)%	3.45%	1.85%
Institutional Class shares Return Before Taxes	(1.78)%	4.51%	3.00%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.21%	3.19%	2.19%
Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses, or taxes)	10.08%	9.65%	7.81%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA Risk Managed Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim Risk Managed Real Estate Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2023	16.06%
Lowest Quarter	June 30, 2022	-15.66%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.66%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”)
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Risk Managed Real Estate Fund
Class A shares Return Before Taxes	(3.09)%	4.21%	6.01%
Class A shares Return After Taxes on Distributions	(3.94)%	2.64%	4.25%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(1.83)%	2.71%	4.05%
Class C shares Return Before Taxes	0.04%	4.47%	5.74%
Institutional Class shares Return Before Taxes	2.05%	5.55%	6.84%
S&P United States REIT Index (reflects no deduction for fees, expenses, or taxes)	3.01%	6.58%	5.59%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Guggenheim Smid Cap Value Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.94%
Lowest Quarter	March 31, 2020	-31.42%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA SMid Cap Value Fund
Class A shares Return Before Taxes	2.08%	8.01%	9.21%
Class A shares Return After Taxes on Distributions	(1.00)%	6.05%	7.32%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	3.32%	6.04%	6.98%
Class C shares Return Before Taxes	5.34%	8.16%	8.84%
Institutional Class shares Return Before Taxes	7.35%	9.29%	10.00%
S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	7.37%	10.41%	10.37%[1]

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA World Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on November 8, 2024, from Guggenheim World Equity Income Fund, a series of Guggenheim Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to November 8, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, and Institutional Class shares compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart [Heading]	Calendar Year Returns – Class A
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.67%
Lowest Quarter	March 31, 2020	-23.39%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA World Equity Income Fund
Class A shares Return Before Taxes	16.55%	9.88%	8.99%
Class A shares Return After Taxes on Distributions	12.35%	6.43%	6.75%
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	11.83%	6.49%	6.34%
Class C shares Return Before Taxes	20.50%	10.14%	8.70%
Institutional Class shares Return Before Taxes	22.73%	11.24%	9.81%
S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)	22.26%	11.73%	12.21%
Morningstar Global Large-Stock Value Category Average (reflects no deduction for fees, expenses, or taxes)	25.13%	11.47%	9.79%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A only.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares. After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional Class will vary. The returns shown above reflect applicable sales charges, if any.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937